Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000230762 [Member]
Shareholder Report [Line Items]
Fund Name	Abraham Fortress Fund
Class Name	Class K
Trading Symbol	FORKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abraham Fortress Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Additional Information Phone Number	(844) 323-8200
Additional Information Website	https://funddocs.filepoint.com/abraham/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abraham Fortress Fund (Class K/FORKX)	$35	0.65%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 85,762,529
Holdings Count | Holding	240
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,762,529
Total number of portfolio holdings	240
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
United States Treasury Bill, 3.493%, 4/14/2026	22.2%
United States Treasury Bill, 3.728%, 1/22/2026	16.0%
United States Treasury Bill, 3.563%, 3/26/2026	8.7%
United States Treasury Note, 4.500%, 11/15/2033	5.0%
United States Treasury Note, 3.375%, 5/15/2033	5.0%
United States Treasury Note, 4.250%, 11/15/2034	4.9%
United States Treasury Note, 4.375%, 5/15/2034	4.9%
United States Treasury Bill, 3.474%, 1/29/2026	2.3%
NVIDIA Corp.	2.2%
Apple, Inc.	2.1%
Asset Allocation
U.S. Treasury Bills	49.8%
Common Stocks	37.9%
U.S. Treasury Notes	19.8%
Short-Term Investments	0.0%
Rights	0.0%
Liabilities in Excess of Other Assets	(7.5)%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 3.493%, 4/14/2026	22.2%
United States Treasury Bill, 3.728%, 1/22/2026	16.0%
United States Treasury Bill, 3.563%, 3/26/2026	8.7%
United States Treasury Note, 4.500%, 11/15/2033	5.0%
United States Treasury Note, 3.375%, 5/15/2033	5.0%
United States Treasury Note, 4.250%, 11/15/2034	4.9%
United States Treasury Note, 4.375%, 5/15/2034	4.9%
United States Treasury Bill, 3.474%, 1/29/2026	2.3%
NVIDIA Corp.	2.2%
Apple, Inc.	2.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000230760 [Member]
Shareholder Report [Line Items]
Fund Name	Abraham Fortress Fund
Class Name	Class I
Trading Symbol	FORTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abraham Fortress Fund (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/abraham/. You can also request this information by contacting us at (844) 323-8200.
Additional Information Phone Number	(844) 323-8200
Additional Information Website	https://funddocs.filepoint.com/abraham/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abraham Fortress Fund (Class I/FORTX)	$39	0.73%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.73%	[2]
Net Assets	$ 85,762,529
Holdings Count | Holding	240
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,762,529
Total number of portfolio holdings	240
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
United States Treasury Bill, 3.493%, 4/14/2026	22.2%
United States Treasury Bill, 3.728%, 1/22/2026	16.0%
United States Treasury Bill, 3.563%, 3/26/2026	8.7%
United States Treasury Note, 4.500%, 11/15/2033	5.0%
United States Treasury Note, 3.375%, 5/15/2033	5.0%
United States Treasury Note, 4.250%, 11/15/2034	4.9%
United States Treasury Note, 4.375%, 5/15/2034	4.9%
United States Treasury Bill, 3.474%, 1/29/2026	2.3%
NVIDIA Corp.	2.2%
Apple, Inc.	2.1%
Asset Allocation
U.S. Treasury Bills	49.8%
Common Stocks	37.9%
U.S. Treasury Notes	19.8%
Short-Term Investments	0.0%
Rights	0.0%
Liabilities in Excess of Other Assets	(7.5)%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 3.493%, 4/14/2026	22.2%
United States Treasury Bill, 3.728%, 1/22/2026	16.0%
United States Treasury Bill, 3.563%, 3/26/2026	8.7%
United States Treasury Note, 4.500%, 11/15/2033	5.0%
United States Treasury Note, 3.375%, 5/15/2033	5.0%
United States Treasury Note, 4.250%, 11/15/2034	4.9%
United States Treasury Note, 4.375%, 5/15/2034	4.9%
United States Treasury Bill, 3.474%, 1/29/2026	2.3%
NVIDIA Corp.	2.2%
Apple, Inc.	2.1%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.